Share-Based Compensation and Share-Based Payment Reserve	12 Months Ended
Jul. 31, 2021
Classes of employee benefits expense [abstract]
Share-Based Compensation and Share-Based Payment Reserve

8. Share-Based Compensation and Share-Based Payment Reserve

The Company has adopted a stock option plan (the “Plan”) under which it is authorized to grant options to officers, directors, employees and consultants enabling them to acquire up to 10% of the issued and outstanding common stock of the Company. The options can be granted for a maximum of 5 years and vest as determined by the Board of Directors. The exercise price of each option granted may not be less than the fair market value of the common shares at the time of grant.

A summary of changes in stock options for the years ended July 31, 2021, 2020 and 2019 is presented below:

	Number of options outstanding	Weighted average exercise price
Balance, July 31, 2018	31,410	$43.96
Expired (i)	(2,167)	(90.35)
Cancelled	(6,000)	(43.96)
Balance, July 31, 2019	23,243	41.51
Granted (ii)	166	50.47
Expired (iii)	(3,440)	(39.07)
Balance, July 31, 2020	19,969	39.89
Granted (iv)	672,000	4.24
Expired (v)	(16,636)	(38.32)
Forfeited (v)	(667)	(61.83)
Balance, July 31, 2021	674,666	$4.39

BriaCell Therapeutics Corp

Notes to the Consolidated Financial Statements

For the Years Ended July 31, 2021 and 2020

(Expressed in US Dollars)

8. Share-Based Compensation and Share-Based Payment Reserve (continued)

i.	During the year ended July 31, 2019, 6,000 options were cancelled and 2,167 options expired, with a total fair value of $76,396 and the Company recorded a charge to the share-based payment reserve with a corresponding credit to accumulated deficit.

ii.	On September 9, 2019, the Company issued a total of 166 stock options to a consultant, which vested immediately and expire on September 9, 2024. The fair value of the stock options was $14,484. The fair value was estimated using the Black-Scholes option pricing model and the following weighted average assumptions: share price - $13.43; exercise price - $17.09; expected life - 5 years; annualized volatility - 88%; dividend yield - 0%; risk free rate – 1.4%

iii.	During the year ended July 31, 2020, 3,440 options with a total fair value of $113,933 expired.

iv.	On March 29, 2021, the Company granted 612,000 incentive stock options to directors, officers, employees and consultants under the Plan. 560,000 options were granted to Insiders, as such term is defined in the Securities Act (British Columbia). The options are exercisable at $4.24 per share, vest immediately, and expire in 5 years from the date of issuance. The fair value of the options is $1,834,405 based on the Black-Scholes option pricing model using the following assumptions: share price - $3.55; exercise price - $4.24; expected life – 5 years; annualized volatility – 100%; dividend yield – 0%; risk free rate – 0.969%.

v.	During the year ended July 31, 2021, options expired or were forfeited, with a total fair value of $387,647.

vi.	On April 19, 2021, the Company granted 60,000 incentive stock options to a consultant. The options are exercisable at $4.24 per share, vest immediately, and expire in 5 years from the date of issuance. The fair value of the options is $133,796 based on the Black-Scholes option pricing model using the following assumptions: share price - $3.12; exercise price - $4.24; expected life – 5 years; annualized volatility – 100%; dividend yield – 0%; risk free rate – 0.968%.

vii.	The Company recognized stock-based compensation expense of $1,968,226 for the year ended July 31, 2021, (year ended July 31, 2020 - $1,686, year ended July 31, 2019 - $49,317) in relation to the vesting of options issued in previous years.

BriaCell Therapeutics Corp

Notes to the Consolidated Financial Statements

For the Years Ended July 31, 2021 and 2020

(Expressed in US Dollars)

8. Share-Based Compensation and Share-Based Payment Reserve (continued)

viii.	As at July 31, 2021, stock options were outstanding for the purchase of common shares as follows:

Number of Options	Exercise Price	Exercisable At July 31, 2021	Expiry Date
1,667	$48.15	1,667	March 10, 2022
833	$33.70	833	July 1, 2023
166	$16.85	166	September 9, 2024
612,000	$4.24	612,000	March 29, 2026
60,000	$4.24	60,000	April 19, 2026
674,666		674,666

As at July 31, 2021, stock options outstanding have a weighted average remaining contractual life of 4.66 years (July 31, 2020 – 0.98 years).